Major Reseller Customers - Schedule of Revenue by Major Customers by Reporting Segments (Detail) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - Reseller [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	21.50%	20.00%	12.80%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	5.40%	5.70%	5.60%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	4.50%	5.60%	2.50%